Leases - Schedule of Maturity Analysis of Annual Undiscounted Cash Flows (Details) - Feb. 28, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2022	¥ 55,525	$ 8,578
2023	48,431	7,482
2024	26,442	4,085
2025	15,115	2,335
2026	10,529	1,627
Thereafter	8,339	1,288
Total minimum lease payments	164,381	25,395
Less: amount representing interest	(19,564)	(3,022)
Present value of minimum lease payments	¥ 144,817	$ 22,373